Supplement Dated December 7, 2009
To The Prospectus Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective October 30, 2009, for the JNL/Capital Guardian Global Balanced Fund, please delete all references to Richard N. Havas.

Effective November 1, 2009, for the JNL/Capital Guardian Global Balanced Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please insert the following paragraph:

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Michael joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Effective November 1, 2009, for the JNL/Capital Guardian Global Diversified Research Fund, please delete the third, fourth and fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” and replace it with the following paragraphs:

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

Ernie Nutter is a vice president and investment analyst for Capital International Research, Inc., an affiliate of Capital Guardian.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. Currently, he is a member of the Geological Association of Canada, the Canadian Institute of Mining and Metallurgy, and the Prospectors and Developers Association.

Effective October 30, 2009, for the JNL/Capital Guardian International Small Cap Fund, please delete all references to Richard N. Havas and Takeo Nakamura.

Effective November 18, 2009, for the JNL/Capital Guardian U.S. Growth Equity Fund, please delete all references to David I. Fisher.

This Supplement is dated December 7, 2009.

(To be used with VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995 04/09, JMV2731 09/09, VC3723 04/09, VC5825 04/09, VC5884 04/09, VC5885 04/09, VC3656 04/09, VC5526 04/09, VC3657 04/09, FVC4224FT 04/09, NV4224 04/09, NV3174CE 04/09, NV5526 04/09, NV3784 04/09, NV5869 04/09, NV5890 04/09, HR105 04/09 and VC2440 04/09.)

CMX4718 12/09

Supplement Dated December 7, 2009
To The Prospectus Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable life product.

Effective October 30, 2009, for the JNL/Capital Guardian Global Balanced Fund, please delete all references to Richard N. Havas.

Effective November 1, 2009, for the JNL/Capital Guardian Global Balanced Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please insert the following paragraph:

Michael Cohen is a director and senior vice president of Capital International Limited, an affiliate of Capital Guardian, and has equity portfolio management responsibilities for Capital Guardian.  Mr. Cohen joined the Capital organization in 2000 as an investment analyst and later became a portfolio counselor for Capital Research and Management Company until the fall of 2009.  Prior to this, he was a research analyst with both Schroders and Salomon Brothers in London.  He received his MBA from the London Business School and his BA in accounting and economics from Tel Aviv University. He is based in London.

Effective November 1, 2009, for the JNL/Capital Guardian Global Diversified Research Fund, please delete the third, fourth and fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” and replace it with the following paragraphs:

G. Ernest Nutter serves as the research portfolio coordinator for the Fund.

Ernie Nutter is a vice president and investment analyst for Capital International Research, Inc., an affiliate of Capital Guardian.  He joined the Capital organization in 2004 and brings over 28 years of research experience. For 13 years, he was managing director of mining research for RBC Capital Markets/Dominion Securities, Inc. Prior to that, he spent two years as the senior mining analyst for Dean Witter Reynolds (Canada), Inc.; one year as a mining analyst with Pemberton Securities, Inc.; one year as the senior mining analyst for Davidson Partners Limited; and 11 years as a project geologist with Westmin Resources/Western Mines. Mr. Nutter earned a BS in geology from Dalhousie University. Currently, he is a member of the Geological Association of Canada, the Canadian Institute of Mining and Metallurgy, and the Prospectors and Developers Association.

Effective November 18, 2009, for the JNL/Capital Guardian U.S. Growth Equity Fund, please delete all references to David I. Fisher.

This Supplement is dated December 7, 2009.

(To be used with NV5825 04/09.)

NMU4719 12/09

 Supplement Dated December 7, 2009
To The Statement of Additional Information
Dated April 6, 2009

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective October 30, 2009, on pages 63 through 69 for the JNL/Capital Guardian Global Balanced Fund, please delete all references to Richard N. Havas.

Effective November 1, 2009, on pages 64 and 65 for the JNL/Capital Guardian Global Balanced Fund, please add the following information for Michael Cohen to the tables in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

Capital Guardian’s Other Accounts Managed
Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Cohen, Michael5	2	0.26	6	2.95	20	7.13

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
5 Information is as of November 30, 2009

Capital Guardian’s Fee Based Accounts
Portfolio Managers	The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies 1		Other Pooled Investment Vehicles2		Other Accounts3,4
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Cohen, Michael5	0	0	0	0	0	0

1 Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
2 Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
3 Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
4 Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio manager and their families are not reflected.
5 Information is as of November 30, 2009

Effective September 1, 2009, on pages 63 through 69 for the JNL/Capital Guardian Global Diversified Research Fund, please delete all references to Andrew Barth and David Polak

Effective November 1, 2009, on page 66 for the JNL/Capital Guardian Global Diversified Research Fund, please add the following information for G. Ernest Nutter to the tables in the section entitled “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest”:

Capital Guardian’s Other Accounts 1
Research Portfolio Coordinator
	Registered Investment Companies 1		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Nutter, G. Ernest2	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which these individuals only serve as Research Portfolio Coordinators.  Personal brokerage accounts of the research portfolio coordinator and his family are not reflected.

2Information is as of November 30, 2009

Capital Guardian Trust Company’s Fee Based Accounts1
Research Portfolio Coordinator
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Nutter, G. Ernest2	0	0	0	0	0	0

1 Assets noted represent total net assets of Research Portfolio - only accounts for which these individuals only serve as Research Portfolio Coordinators.  Personal brokerage accounts of the research portfolio coordinator and his family are not reflected.

2Information is as of November 30, 2009

Effective October 30, 2009, on pages 63 through 69 for the JNL/Capital Guardian International Small Cap Fund, please delete all references to Richard N. Havas and Takeo Nakamura.

Effective November 18, 2009, on pages 63 through 69 for the JNL/Capital Guardian U.S. Growth Equity Fund, please delete all references to David I. Fisher.

Effective November 1, 2009, on page 69 for the JNL/Capital Guardian Global Diversified Research Fund, please delete the chart in its entirety and replace it with the following:

Security Ownership of Portfolio Manager for the JNL/Capital Guardian Global Diversified Research Fund

Security Ownership of Portfolio Managers	G. Ernest Nutter
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated December 7, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

CMX4717 12/09